Notes Payable and Subordinated Borrowings - Additional Information (Details) - USD ($)	1 Months Ended		12 Months Ended
	Feb. 28, 2017	Apr. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Notes Payable [Line Items]
Minimum Repayment of Aggregate Principal Amount of Senior Notes (as a percent)			5.00%
Outstanding Principal Amount of Senior Notes (as a percent)			100.00%
Subordinated Borrowing, Interest Rate (as a percent)			5.50%
Subordinated Borrowings			$ 16,550,000	$ 22,550,000
Subordinated Debt [Member]
Notes Payable [Line Items]
Extinguishment of Debt, Amount		$ 6,000,000
Subordinated Debt [Member] | Subsequent Event [Member]
Notes Payable [Line Items]
Extinguishment of Debt, Amount	$ 6,000,000